SEGMENTS - Net sales and Adjusted EBITDA (Details) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
SEGMENTS
Number of reportable segments | segment				2		2
Segment Reporting Information [Line Items]
Net sales	$ 664.9	$ 681.1		$ 1,946.5	$ 1,961.8	$ 2,629.2	$ 2,623.9	$ 2,688.1
Adjusted EBITDA for reportable segments	118.6	115.6	$ 337.1	334.8		455.1	398.3	379.4
Institutional
Segment Reporting Information [Line Items]
Net sales	487.2	522.4		1,431.5	1,490.6	1,995.3	1,979.1	2,023.9
Adjusted EBITDA for reportable segments	84.3	89.2	253.2	233.5		340.7	296.4	279.8
Food & Beverage
Segment Reporting Information [Line Items]
Net sales	177.7	158.7		515.0	$ 471.2	633.9	644.8	664.2
Adjusted EBITDA for reportable segments	$ 34.3	$ 26.4	$ 83.9	$ 101.3		$ 114.4	$ 101.9	$ 99.6